U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549

                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24f-2

          Read instructions at end of Form before preparing Form.
                           Please print or type.

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1.   Name and address of issuer:
     Fremont Mutual Funds, Inc.
     50 Fremont Street, Suite 3600
     San Francisco, California 94105-2239
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2.   Name of each series or class of funds for which this notice is filed:
 Fremont Global Fund              Fremont International Growth Fund
 Fremont Money Market Fund        Fremont Bond Fund
 Fremont California               Fremont U.S. Micro-Cap Fund
   Intermediate Tax-Free Fund     Fremont International Small Cap Fund
 Fremont Growth Fund
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3.   Investment Company Act File Number: 811-5632

 Securities Act File Number: 33-23453
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4.   Last day of fiscal year for which this notice is filed;

 October 31, 1995
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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                            [  ]
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6.   Date of termination of issuer's declaration under rule
 24f-2(a)(1), if applicable (see instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              NONE
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                              NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                                          NUMBER OF SHARES  SALE PRICE
                                            -------------  ----------
Fremont Global Fund                           9,651,761   $128,295,861
Fremont Money Market Fund                   313,402,156    313,402,156
Fremont California Intermediate Tax-Free
  Fund                                          509,537      5,333,004
Fremont Growth Fund                           2,941,494     33,623,908
Fremont International Growth Fund               461,564      4,555,715
Fremont Bond Fund                             3,034,694     29,946,071
Fremont U.S. Micro-Cap Fund                     462,168      6,143,180
Fremont International Small Cap Fund            311,042      2,868,770
                                            -----------   ------------
                         ISSUER TOTALS      330,774,416   $524,168,665
                                            ===========   ============
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:
                                          NUMBER OF SHARES  SALE PRICE
                                            -------------  ----------
Fremont Global Fund                           9,651,761   $128,295,861
Fremont Money Market Fund                   313,402,156    313,402,156
Fremont California Intermediate Tax-Free
  Fund                                          509,537      5,333,004
Fremont Growth Fund                           2,941,494     33,623,908
Fremont International Growth Fund               461,564      4,555,715
Fremont Bond Fund                             3,034,694     29,946,071
Fremont U.S. Micro-Cap Fund                     462,168      6,143,180
Fremont International Small Cap Fund            311,042      2,868,770
                                            -----------   ------------
                         ISSUER TOTALS      330,774,416   $524,168,665
                                            ===========   ============
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):




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12.  Calculation of registration fee:

 (i)      Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):          $524,168,665
                                                          ------------
 (ii)     Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):           +
                                                         -------------
 (iii)    Aggregate price of shares redeemed or
          purchased during the fiscal year
          (if applicable):                               - 408,522,927
                                                         -------------
 (iv)     Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable)                     +
                                                         -------------
 (v)      Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                           115,645,738
                                                         -------------
 (vi)     Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                              x .0003448276
                                                         -------------
 (vii)    Fee due [line (i) or line (v) multiplied
          by line (vi)]:                                 $   39,877.84
                                                         =============

Instruction: Issuers should complete line (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17CFR 202.3a).
                                                            [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                         December 22, 1995
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                                SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)*      /s/ John F. Splain
                              ----------------------------------------
                              Assistant Secretary
                              ----------------------------------------
 Date December 28, 1995
        -----------------

*Please print the name and title of the signing officer below the signature.

                        MORRISON & FOERSTER
Los Angeles              Attorneys at Law          New York
Sacramento                                         Washington, D.C.
Orange County          345 California Street       Denver
Palo Alto           San Francisco, CA 94104-2675   London
Walnut Creek          Telephone (415) 677-7000     Brussels
Seattle             Telefacsimile (451) 677-7522   Hong Kong
                    Telex 34-0154 MRSN FOERS SFO   Tokyo

December 19, 1995

Fremont Mutual Funds, Inc.
50 Beale Street, Suite 100
San Francisco, CA  94105

Re:  Issuance of 330,774,416 Shares of Fremont Mutual Funds,
Inc.

Ladies and Gentlemen:

     Fremont Mutual Funds, Inc. (the "Fund") has requested our opinion in connection with the issuance by the Fund of 330,774,416 capital shares of the Fund, aggregating the issuance of eight (8) separate series (the "Stock") during the period November 1, 1994 through October 31, 1995 inclusive ("Fiscal 1995"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

     We have examined documents relating to the organization of the Fund and the authorization and issuance of shares of the Fund. We have also examined a certificate of the Assistant Secretary of the Fund, dated December 19, 1995, relating to the number of shares of the Fund issued by the Fund during Fiscal 1995.

     Based upon and subject to the foregoing, we are of the opinion that:

     The issuance of the Stock by the Fund has been duly and validly authorized by all appropriate corporate action and, assuming delivery by sale or in accord with the Fund's dividend reinvestment plan in accordance with the description set forth in the Fund's current prospectuses under the Securities Act of 1933, the Stock was legally issued, fully paid and nonassessable.

     We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Fund's Rule 24f-2 Notice for Fiscal 1995, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

     The opinion given above is subject to the condition that the Fund shall have complied with the provision of any applicable laws, regulations and permits of any state or foreign country in which any of the Stock was sold or was issued in accord with the Fund's dividend reinvestment plan.

                              Very truly yours,

                         /s/  MORRISON & FOERSTER